Long-Term Debt, New Entrust Facility (Predecessor) (Details)			6 Months Ended	11 Months Ended	12 Months Ended
	Jul. 16, 2020 USD ($) Tranche	Jul. 15, 2020 USD ($) Vessel	Jul. 05, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Long-Term Debt [Abstract]
Proceeds from drawdown				$ 73,000,000	$ 54,500,000
Repayment of long term debt				34,750,000	31,858,000
Balance outstanding				$ 43,200,000	$ 65,842,000
United Maritime Predecessor [Member]
Long-Term Debt [Abstract]
Gain on debt refinancing			$ 0			$ 0	$ 1,490,601
Proceeds from drawdown			0			0	6,500,000
Repayment of long term debt			$ 550,000			800,000	$ 9,015,940
Balance outstanding						5,500,000
United Maritime Predecessor [Member] | New Entrust Facility [Member]
Long-Term Debt [Abstract]
Gain on debt refinancing		$ 1,490,601
Number of vessel owning subsidiaries entering into loan | Vessel		2
Borrowing capacity		$ 22,500,000
Proceeds from drawdown	$ 22,500,000
Number of tranches | Tranche	2
Repayment of long term debt						14,617,500
Balance outstanding						$ 5,500,000
United Maritime Predecessor [Member] | Geniuship Tranche [Member]
Long-Term Debt [Abstract]
Proceeds from drawdown	$ 16,000,000
United Maritime Predecessor [Member] | Gloriuship Tranche [Member]
Long-Term Debt [Abstract]
Proceeds from drawdown	$ 6,500,000